Share based compensation (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of restricted shares
Outstanding at the beginning of the period (in shares)		4,673,725	18,230,801
Forfeited (in shares)		(159,410)	(1,581,789)
Vested (in shares)		(4,514,315)	(11,975,287)
Outstanding at the end of the period (in shares)			4,673,725
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 0.6144	$ 0.4898
Forfeited (in dollars per share)		0.9362	0.8726
Vested (in dollars per share)		$ 0.6030	0.3906
Outstanding at the end of the period (in dollars per share)			$ 0.6144